Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit of the period	$ 6,891	$ 7,597	$ 6,114
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(136)	519	504
Other comprehensive income/(loss) that will not be reclassified to profit or loss, net of tax	(136)	519	504
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	4,171	(1,298)	(4,681)
Effective portion of changes in fair value of net investment hedges	(242)	(173)	156
Cash flow hedges recognized in equity	(400)	183	1,060
Cash flow hedges reclassified from equity to profit or loss	483	(546)	(920)
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	4,012	(1,834)	(4,385)
Other comprehensive income/(loss), net of tax	3,876	(1,315)	(3,881)
Total comprehensive income/(loss)	10,767	6,283	2,233
Attributable to:
Equity holders of AB InBev	9,739	4,994	934
Non-controlling interest	$ 1,028	$ 1,289	$ 1,299